RELATED PARTY TRANSACTIONS - Balances and transactions with Bitmain and BTC (FY) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2023	Dec. 31, 2022
RELATED PARTY TRANSACTIONS
Trade receivables		$ 413			$ 75
Loans to a related party	[1]	1,087		$ 308	322
Total due from related party		1,500		308	397
Other payables	[2]	19		127	316
Total due to related party		19		$ 127	$ 316
Revenue from Bitmain and BTC(3)	[3]	$ 73,522	$ 88,054

[1]	Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.Loans to a related party represent unsecured, interest-free loans made to the related party. These loans are due on demand.
[2]	Other payables represent the accrued service expense related to the custody and other services provided by the related party.Other payables represent the accrued service expense related to the custody and other services provided by the related party.
[3]	Revenue from Bitmain and BTC arise from the Group’s normal course of business, See Note 2.